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FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
	January 1, 2025	to	July 17, 2025
	Date of Report (Date of earliest event reported)		July 22, 2025
	Commission File Number of securitizer:		025-04491
	Central Index Key Number of securitizer:		0001772836
Brian Robinson, President, (203) 742-1471
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

SEC 2860 (6-15) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), GFG 2019-1 LLC, as securitizer (the "Securitizer"), is filing this Form ABS 15-G to give prior notice that its duty to file periodic reports pursuant to Rule 15Ga-1 has terminated.

July 17, 2025 was the date of the last payment on the last asset-backed security issued by GFG 2019-1 LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GFG 2019-1 LLC	(Securitizer, Depositor or Underwriter)

Date	July 22, 2025

/s/ Brian Robinson	(Signature)*
Name: Brian Robinson Title: President *Print name and title of the signing officer under his signature.